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                            The Sierra Variable Trust
                            Statement of Certification
                             Pursuant to Rule 497(j)


The Sierra Variable Trust (the "Trust") hereby certifies that the forms of prospectus and statement of additional information that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A (File Nos. 033-57732 and 811-07462) which was filed electronically on April 30, 1997 (Accession No. 0000950150-97-000651).



                                              The Sierra Variable Trust


Date: May 5, 1997                             /S/ KEITH B. PIPES
                                              ------------------
                                              By:  Keith B. Pipes
                                              Title:  Executive Vice President,
                                              Treasurer and Secretary